Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	₩ 11,154,180	₩ 11,975,659
Non-current assets	22,508,365	22,656,555
Current liabilities	9,192,472	10,148,054
Non-current liabilities	8,918,640	9,343,476
Equity	15,551,433	15,140,684	₩ 14,658,490	₩ 13,183,354
Operating revenue	24,440,647	24,899,189	23,436,050
Profit or loss for the year	746,256	695,868	719,412
Total comprehensive income (loss)	769,511	868,206	664,784
Cash flows from operating activities	4,739,827	3,745,173	4,010,464
Cash flows from investing activities	(3,761,470)	(3,887,472)	(2,704,130)
Cash flows from financing activities	(647,585)	(249,748)	(531,675)
Net (decrease)/increase in cash and cash equivalents	328,730	(397,528)	775,240
Cash and cash equivalents at beginning of year	2,305,894	2,703,422	1,928,182
Exchange differences	(2,042)	(5,481)	581
Cash and cash equivalents at end of year	₩ 2,634,624	₩ 2,305,894	₩ 2,703,422
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	49.70%	49.70%	49.70%
Current assets	₩ 480,450	₩ 459,077	₩ 301,739
Non-current assets	439,026	389,199	514,263
Current liabilities	153,236	123,506	112,411
Non-current liabilities	21,803	19,333	37,430
Equity	744,437	705,437	666,161
Operating revenue	706,631	704,996	694,059
Profit or loss for the year	58,190	56,008	52,010
Total comprehensive income (loss)	55,647	55,936	47,787
Cash flows from operating activities	160,934	152,549	183,474
Cash flows from investing activities	(105,293)	(101,594)	(139,846)
Cash flows from financing activities	(19,650)	(18,833)	(77,647)
Net (decrease)/increase in cash and cash equivalents	35,991	32,122	(34,019)
Cash and cash equivalents at beginning of year	63,850	31,728	65,747
Exchange differences	(7)	0
Cash and cash equivalents at end of year	₩ 99,834	₩ 63,850	₩ 31,728
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	30.50%	30.50%	30.50%
Current assets	₩ 1,785,914	₩ 2,580,634	₩ 2,997,429
Non-current assets	1,298,484	1,332,348	724,950
Current liabilities	1,602,667	2,452,219	2,520,050
Non-current liabilities	176,083	142,013	110,486
Equity	1,305,648	1,318,750	1,091,843
Operating revenue	3,387,640	3,553,008	3,551,715
Profit or loss for the year	39,455	115,885	70,889
Total comprehensive income (loss)	61,796	289,122	116,604
Cash flows from operating activities	(119,163)	429,331	86,299
Cash flows from investing activities	58,042	(419,894)	128,538
Cash flows from financing activities	22,790	(5,744)	(117,561)
Net (decrease)/increase in cash and cash equivalents	(38,331)	3,693	97,276
Cash and cash equivalents at beginning of year	279,162	275,089	177,826
Exchange differences	(247)	380	(13)
Cash and cash equivalents at end of year	₩ 240,584	₩ 279,162	₩ 275,089
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	55.20%	55.20%	55.20%
Current assets	₩ 90,056	₩ 86,465	₩ 84,785
Non-current assets	29,638	31,587	39,279
Current liabilities	17,045	17,757	27,187
Non-current liabilities	1,788	2,009	1,030
Equity	100,861	98,286	95,847
Operating revenue	65,897	62,846	65,620
Profit or loss for the year	3,809	3,085	(5,545)
Total comprehensive income (loss)	3,442	2,469	(5,792)
Cash flows from operating activities	6,011	780	11,603
Cash flows from investing activities	(3,353)	(9,525)	(2,580)
Cash flows from financing activities	(1,515)	(687)
Net (decrease)/increase in cash and cash equivalents	1,143	(9,432)	9,023
Cash and cash equivalents at beginning of year	6,217	15,649	6,626
Exchange differences	0	0
Cash and cash equivalents at end of year	₩ 7,360	₩ 6,217	₩ 15,649
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	32.90%	32.90%	32.90%
Current assets	₩ 140,948	₩ 115,694	₩ 161,162
Non-current assets	148,001	164,124	111,546
Current liabilities	74,045	62,378	63,231
Non-current liabilities	18,554	12,391	2,812
Equity	196,350	205,049	206,665
Operating revenue	350,231	323,065	279,117
Profit or loss for the year	2,080	1,426	657
Total comprehensive income (loss)	(8,700)	(1,840)	738
Cash flows from operating activities	62,521	49,870	43,855
Cash flows from investing activities	(58,186)	(50,138)	(26,335)
Cash flows from financing activities	(1,856)	(1,860)
Net (decrease)/increase in cash and cash equivalents	2,479	(2,128)	17,520
Cash and cash equivalents at beginning of year	37,043	39,186	21,647
Exchange differences	(83)	(15)	19
Cash and cash equivalents at end of year	₩ 39,439	₩ 37,043	₩ 39,186
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	13.20%	13.20%	13.20%
Current assets	₩ 79,076	₩ 55,908	₩ 52,367
Non-current assets	239,380	223,969	220,125
Current liabilities	136,565	64,218	85,648
Non-current liabilities	57,172	89,622	54,666
Equity	124,719	126,037	132,178
Operating revenue	392,489	332,063	328,262
Profit or loss for the year	212	(4,875)	166
Total comprehensive income (loss)	(1,319)	(6,558)	(1,517)
Cash flows from operating activities	35,834	52,693	40,351
Cash flows from investing activities	(57,976)	(44,393)	(76,969)
Cash flows from financing activities	14,652	(5,227)	10,000
Net (decrease)/increase in cash and cash equivalents	(7,490)	3,073	(26,618)
Cash and cash equivalents at beginning of year	8,781	5,708	32,326
Exchange differences	0	0
Cash and cash equivalents at end of year	₩ 1,291	₩ 8,781	₩ 5,708